Short-Term Loans (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Short-Term Loans [Abstract]
Schedule of Short-Term Loans

Short-term loans consist of the following:

	April 30, 2026	October 31, 2025
Ningbo Bank	1,136,562	1,100,452
Zhejiang Yiwu Rural Commercial Bank	$859,707	$853,555
Bank of Communications	728,566	-
Zhejiang Mintai Commercial Bank	218,570	-
China Construction Bank	480,853	-
Total short-term loans	3,424,258	1,954,007

Short-term loans consist of the following:

	October 31, 2025	October 31, 2024
Zhejiang Yiwu Rural Commercial Bank	$853,555	$849,123
Ning Bo Bank	1,100,452	1,235,087
China Merchants Bank	-	589,474
Zhejiang Mingtai Commercial Bank	-	112,281
Total short-term loans	1,954,007	2,785,965